SHORT-TERM BORROWINGS - Proceeds/Repayments From Borrowing Programs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Net proceeds received from short-term borrowings	$ 707,000,000		$ 971,000,000
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	1,600,000,000		150,000,000
Net proceeds received from short-term borrowings	865,000,000		1,503,000,000
US commercial paper program
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ 8,781,000,000		$ 3,235,000,000
Exchange rate on proceeds received from short-term borrowings	1.302	1.302	1.260	1.260
Repayments of short-term borrowings	$ (9,537,000,000)		$ (2,914,000,000)
Exchange rate on repayments of short-term borrowings	1.306	1.306	1.259	1.259
Net proceeds received from short-term borrowings	$ (756,000,000)	$ (558)	$ 321,000,000	$ 254
US commercial paper program | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings		6,745		2,568
Repayments of short-term borrowings		(7,303)		(2,314)
Credit facilities
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	865,000,000
Repayments of short-term borrowings	(495,000,000)
Net proceeds received from short-term borrowings	(1,002,000,000)		(1,003,000,000)
Credit facilities | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ 0	$ 0	$ 1,503,000,000	$ 1,200
Exchange rate on proceeds received from short-term borrowings	0	0	1.253	1.253
Repayments of short-term borrowings	$ (507,000,000)	$ (400)	$ (1,003,000,000)	$ (800)
Exchange rate on repayments of short-term borrowings	1.268	1.268	1.254	1.254
All Non-Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Net proceeds received from short-term borrowings	$ (137,000,000)		$ 500,000,000